Document And Entity Information	Apr. 05, 2023
Document Information Line Items
Entity Registrant Name	ENERGY 11, L.P.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001581552
Document Period End Date	Apr. 05, 2023
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-55615
Entity Tax Identification Number	46-3070515
Entity Address, Address Line One	120 W 3rd Street,
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	817
Local Phone Number	882-9192
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None